Related Party Transactions (Details) - Schedule of purchase from related parties - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	$ 202,516	$ 537,746	$ 844,758
Seihinkokusai [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	125,496	401,341	667,156
Palpito [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties	77,020	122,520	37,677
YST (HK) Limited [Member]
Related Party Transactions (Details) - Schedule of purchase from related parties [Line Items]
Total purchase from related parties		$ 13,885	$ 139,925